Share-Based Payment (Details) - USD ($)			1 Months Ended												12 Months Ended
	Jul. 07, 2020	Feb. 04, 2020	Nov. 30, 2022	Sep. 30, 2022	Jun. 30, 2022	Jan. 31, 2022	May 31, 2021	Apr. 26, 2021	Apr. 22, 2021	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2020	Jul. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 04, 2022	Nov. 30, 2021	Nov. 02, 2021	Feb. 28, 2020
Share-Based Payment (Details) [Line Items]
Number of granted non - tradable share options	440,000					400,000
Number of vested share options, description							The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.In March 2020, the Company issued options to purchase 294,828 ADSs to Yoav Stern, the Company’s Chief Executive Officer (“CEO”), with an exercise price of $1.09 per ADS.		The acquiree’s awards were granted during the years 2018 to 2021 and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3-year vesting schedule.						The share options and the RSUs vest over a period of three to four years.
Consideration of warrants issued (in Dollars)															$ 1,100,000,000,000,000
Fair value of grant of share based payment (in Dollars)											$ 18,700,000,000
Percentage of warrants exercised																						30.00%
Warrants to purchase		95,620
Share options vested term							3 years
Restricted stock units issued			75,000		210,000
Restricted stock units vest term			3 years	4 years	3 years
Percentage of voting equity interests acquired								100.00%							100.00%				100.00%	100.00%	100.00%
Fair value of post aquisition compensation cost (in Dollars)								$ 10,941,000	$ 7,756,000
Exchanged equity-settled share-based payment awards									299,455
Share based payment expenses (in Dollars)															$ 32,563,000	$ 29,782,000	$ 20,502,000
Employees consultant and officers [Member]
Share-Based Payment (Details) [Line Items]
Number of granted non - tradable share options															13,555,000		6,930,000
Share options exercisable into ordinary shares															13,555,000		5,400,000
Number of vested share options, description																The share options vest over a period of three years.
Employees consultant and officers [Member] | Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)															$ 0		$ 0.7	$ 0
Employees consultant and officers [Member] | Top of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)															$ 3.79		$ 4.12	$ 7.5
Underwriters [Member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)																$ 11.875
Warrants granted																	7,365,289
Number of ordinary shares exercisable by warrants																	7,365,289
Underwriters [Member] | Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)																	$ 0.875
Underwriters [Member] | Top of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)																	$ 9.375
Directors [Member]
Share-Based Payment (Details) [Line Items]
Number of granted non - tradable share options							131,000					294,828		440,000		1,137,500
Share options exercisable into ordinary shares												1.09				1,137,500
Exercise price per share (in Dollars per share)														$ 0.7
Number of vested share options, description												The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.In March 2020, the Company issued options to purchase 294,828 ADSs to Yoav Stern, the Company’s Chief Executive Officer (“CEO”), with an exercise price of $1.09 per ADS.		The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
Directors [Member] | ADSs [Member]
Share-Based Payment (Details) [Line Items]
Warrants granted										1,500,000
Warrants to purchase										1,500,000
Warrants exercisable, description										The warrants have an exercise price of $2.25 per ADS, will vest over a period of three years and will expire after 7 years.
Directors [Member] | Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)							$ 7.69
Directors [Member] | Top of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)							$ 9.33
Yoav Stern [Member]
Share-Based Payment (Details) [Line Items]
Consideration of warrants issued (in Dollars)											$ 150,000
Yoav Stern [Member] | ADSs [Member]
Share-Based Payment (Details) [Line Items]
Percentage of option vested at the grant date													99.90%
Option vested term, description													99.9% of the options vest at the grant date, and the remaining options will vest 3 years after the grant date.
Number of ADS purchase by issuances of warrants											6,880,402
Warrants vesting term											The warrants have an exercise price of $0.75 per ADS, will vest over a period of two and a half years and will expire after 7 years.
Warrants exercise price (in Dollars per share)											$ 0.75
Number of additional american depository shares purchase by issuances of warrants											581,000
Warrants investing condition, description							In May 2021, Mr. Stern invested $50,000 and received 27,742,103 Series B Warrants. The exercise price of the Series B Warrants is $6.16 per ADS.				In addition, as long as Mr. Stern is employed by the Company or is a member of the Company’s board of directors, Mr. Stern may invest an additional amount up to $50,000 to buy Series B Warrants, in an amount equal to 10% of the Company’s fully diluted capital.
Mr. Yaron Eitan [Member]
Share-Based Payment (Details) [Line Items]
Consideration for warrants (in Dollars)										$ 150,000
DeepCube [Member]
Share-Based Payment (Details) [Line Items]
Percentage of voting equity interests acquired									100.00%
Founder [Member]
Share-Based Payment (Details) [Line Items]
Ordinary shares issued to founder									892,465
NanoFabrica [Member]
Share-Based Payment (Details) [Line Items]
Number of vested share options, description								The acquiree’s awards were granted during the years 2017 to 2020 and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3-year vesting schedule.
Percentage of voting equity interests acquired								100.00%
Ordinary shares issued to founder								1,178,008
Exchanged equity-settled share-based payment awards								76,928
Employees consultant and officers [Member] | Directors [Member]
Share-Based Payment (Details) [Line Items]
Number of granted non - tradable share options																10,967,162